Average Annual Total Returns - Prospectus-Investor Class - Payden Floating Rate Fund	Feb. 28, 2021
CreditSuisseInstitutionalLeveragedLoanBBIndexThereturnsfortheindexarebeforeanydeductionfortaxesfeesorexpenses [Member]
Average Annual Return:
1 Year	(2.04%)
5 Years	3.39%
Since Inception	3.04%
Inception Date	Nov. 11, 2013
Investor Class
Average Annual Return:
1 Year	1.72%
5 Years	3.96%
Since Inception	3.34%
Inception Date	Nov. 11, 2013
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	0.35%
5 Years	2.35%
Since Inception	1.77%
Inception Date	Nov. 11, 2013
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.97%
5 Years	2.32%
Since Inception	1.83%
Inception Date	Nov. 11, 2013